Equity Incentive Plans & Stock-Based Compensation - RSUs Activity (Details) - Restricted stock units - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Balance as of beginning of period (in shares)	0
Granted (in shares)	4,041
Released (in shares)	0
Cancelled (in shares)	0
Balance as of end of period (in shares)	4,041
Expected to vest (in shares)	4,041
Weighted-Average Grant Date Fair Value
Balance as of beginning of period (in usd per share)	$ 7.26	$ 0
Granted (in usd per share)	7.26
Released (in usd per share)	0
Cancelled (in usd per share)	0
Balance as of end of period (in usd per share)	7.26
Expected to vest (in usd per share)	$ 7.26
Aggregate Intrinsic Value
Balance as of beginning of period	$ 0
Granted	29,476
Released	0
Cancelled	0
Balance as of end of period	29,476
Expected to vest	$ 31,563